Long-Term Debt - Long-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Aug. 31, 2021	Apr. 01, 2021
Debt Instrument [Line Items]
Total debt and lease obligations	$ 6,963,401,000	$ 6,997,427,000	$ 5,101,971,000
Less - current portion	(6,759,000)	(10,513,000)	(6,020,000)
Finance leases	11,464,000	10,791,000	10,519,000
Less - current portion	(6,759,000)	(10,513,000)	(6,020,000)
Less - unamortized debt discount and issuance costs	(66,493,000)	(65,075,000)	(55,451,000)
Long-term debt and notes payable	6,890,149,000	6,921,839,000	5,040,500,000
Long-term debt and lease obligation	$ 6,890,149,000	$ 6,921,839,000	5,040,500,000
Minimum [Member]
Debt Instrument [Line Items]
Finance leases interest rate	1.89%	1.89%
Maximum [Member]
Debt Instrument [Line Items]
Finance leases interest rate	2.16%	2.16%
Term Loan Agreement [Member] | Term Loan Facility
Debt Instrument [Line Items]
Long term debt	$ 800,000,000	$ 800,000,000	0
Interest rate	5.42%	5.78%
Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt	$ 614,705,000	$ 650,587,000	803,944,000
Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit, interest rate	5.42%	5.77%
Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit, interest rate	5.74%	5.92%
Credit Agreement [Member] | Term Loan Facility
Debt Instrument [Line Items]
Long term debt	$ 650,000,000	$ 650,000,000	650,000,000
Line of credit, interest rate	5.42%	5.77%
Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt					$ 100,000,000
New Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				$ 150,000,000
Senior Notes due 2022 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				125,000,000
Senior Notes due 2023 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				200,000,000
Senior Notes due 2024 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				150,000,000
Senior Notes due 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				375,000,000
Senior Notes due 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				400,000,000
Senior Notes due 2027 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt				$ 250,000,000
Senior Notes due 2028 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 500,000,000	$ 500,000,000	$ 500,000,000
Interest rate	4.25%	4.25%	4.25%
Debt instrument, redemption period	Sep. 01, 2028
Senior Notes due 2029 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 500,000,000	$ 500,000,000	$ 500,000,000
Interest rate	3.50%	3.50%	3.50%
Debt instrument, redemption period	Feb. 01, 2029
Senior Notes due 2030 | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 600,000,000	$ 600,000,000	$ 600,000,000
Interest rate	2.60%	2.60%	2.60%
Debt instrument, redemption period	Nov. 01, 2029
Senior Notes due 2032 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 650,000,000	$ 650,000,000	$ 650,000,000
Interest rate	2.20%	2.20%
Debt instrument, redemption period	Oct. 15, 2031
New Senior Notes due 2032 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 500,000,000	$ 500,000,000	0
Interest rate	3.20%	3.20%
Debt instrument, redemption period	Mar. 01, 2032
Senior Notes due 2033 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 750,000,000	$ 750,000,000	0
Interest rate	4.20%	4.20%
Debt instrument, redemption period	Oct. 15, 2032
Senior Notes due 2050 | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 500,000,000	$ 500,000,000	$ 500,000,000
Interest rate	3.05%	3.05%	3.05%
Debt instrument, redemption period	Oct. 01, 2049
Senior Notes due 2052 | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt	$ 850,000,000	$ 850,000,000	$ 850,000,000
Interest rate	2.95%	2.95%	2.95%
Debt instrument, redemption period	Jul. 15, 2051
Notes Payable to Sellers and Other Third Parties [Member]
Debt Instrument [Line Items]
Long term debt	$ 37,232,000	$ 36,049,000	$ 37,508,000
Notes Payable to Sellers and Other Third Parties [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.42%	2.42%
Notes Payable to Sellers and Other Third Parties [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	10.35%	10.35%